Note 9 - Commitments and Contingencies: Long-term Purchase Commitment (Tables)	9 Months Ended
Sep. 30, 2014
Tables/Schedules
Long-term Purchase Commitment

	Three Month Period Ended	Due Date	Amount

1	June 30, 2014	August 14, 2014	$75,000
2	September 30, 2014	November 14, 2014	$75,000
3	December 31, 2014	February 14, 2015	$75,000
4	March 31, 2015	May 15, 2015	$75,000
5	June 30, 2015	August 14, 2015	$75,000
6	September 30, 2015	November 14, 2015	$75,000
7	December 31, 2015	February 14, 2016	$75,000
8	March 31, 2016	May 15, 2016	$75,000
9	June 30, 2016	August 14, 2016	$100,000
10	September 30, 2016	November 14, 2016	$100,000
11	December 31, 2016	February 14, 2017	$100,000
12	March 31, 2017	May 15, 2017	$100,000
13	June 30, 2017	August 14, 2017	$100,000
14	September 30, 2017	November 14, 2017	$100,000
15	December 31, 2017	February 14, 2018	$100,000
16	March 31, 2018	May 15, 2018	$100,000
17	June 30, 2018	August 14, 2018	$125,000
18	September 30, 2018	November 14, 2018	$125,000
19	December 31, 2018	February 14, 2019	$125,000
20	March 31, 2019	May 15, 2019	$125,000
21	Each quarter end thereafter	45 days after each quarter end	$150,000